Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2023, 2022, 2021 and 2020. The table below contains information about the relationship between compensation actually paid, as computed in accordance with SEC rules, to our CEO and non-PEO NEOs as a group, and our financial performance for the four years 2020 – 2023. The cumulative Total Stockholder Return depicts a hypothetical $100 investment in our common stock on December 31, 2019, and shows the value of that investment over time for each calendar year. A hypothetical $100 investment in NASDAQ Stocks (SIC 3840-3849 US Companies Surgical, Medical, and Dental Instruments and Supplies) using the same methodology is shown for comparison. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Total for the Principal Executive Officer (“PEO”)	Compensation Actually Paid to the PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEO”s)	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (loss) ($ in thousands)	Non-GAAP Operating Margin (%)
(a)	(b)(1)	(c)(1)(2)	(d)(3)	(e)(2)(3)	(f)	(g)(4)	(h)	(i)(5)
2023	10,052,664	9,799,372	2,740,977	2,715,268	243.19	126.53	94,411	18.2%
2022	8,128,833	12,087,645	2,091,141	2,009,224	226.12	121.20	74,516	17.0%
2021	7,537,100	10,691,399	1,678,125	2,266,274	199.50	169.94	48,454	16.0%
2020	7,703,508	12,603,991	1,722,505	2,903,044	177.78	148.06	(9,843)	13.7%

(1)	Fred P. Lampropoulos was the PEO for all four years in the table.
(2)

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under the applicable SEC rules. The following table details these adjustments:

		Summary Compensation Table Total	Subtract Stock Awards	Add Year-End Equity Value	Change in Value of Prior Equity Awards	Add Change in Value of Vested Equity Awards	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions	Compensation Actually Paid
Year	Executives	($)	($)	($)	($)	($)	($)	($)
2023	PEO	10,052,664	(6,816,214)	7,053,611	(62,418)	(428,271)	—	9,799,372
	Non-PEO NEOs	2,740,977	(1,704,065)	1,763,413	9,312	(94,369)	—	2,715,268
2022	PEO	8,128,833	(5,330,097)	5,376,613	1,434,847	2,477,449	—	12,087,645
	Non-PEO NEOs	2,091,141	(980,076)	819,171	211,296	253,211	(385,519)	2,009,224
2021	PEO	7,537,100	(4,146,759)	5,567,123	756,685	977,250	—	10,691,399
	Non-PEO NEOs	1,678,125	(691,110)	927,825	170,049	181,385	—	2,266,274
2020	PEO	7,703,508	(4,976,970)	5,425,560	2,390,685	2,061,208	—	12,603,991
	Non-PEO NEOs	1,722,505	(893,427)	834,434	557,540	681,992	—	2,903,044

(3)

For 2023, Raul Parra, Neil W. Peterson, Brian G. Lloyd and Joseph C. Wright were the Non-PEO NEOs. For 2022, Raul Parra, Neil W. Peterson, Brian G. Lloyd, Joseph C. Wright and Ronald A. Frost were the Non-PEO NEOs. For 2021 and 2020, Raul Parra, Ronald A. Frost, Brian G. Lloyd and Joseph C. Wright were the Non-PEO NEOs.

(4)

Peer Group Total Shareholder return is based on NASDAQ Stocks (SIC 3840-3849 US Companies Surgical, Medical, and Dental Instruments and Supplies) (the NASDAQ Peer Group). The NASDAQ Peer Group is the peer group used by the Company for the purposes of item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023. The companies included in the NASDAQ Peer Group are set forth on Appendix A attached hereto. The NASDAQ Peer Group was prepared by Zacks Investment Research, Inc. and is used with permission. All rights reserved. Copyright 1980-2023. Index Data: Copyright NASDAQ OMX, Inc.

(5)

The Company Selected Measure is Non-GAAP Operating Margin. Non-GAAP operating income is calculated by adjusting GAAP operating income for certain items which are deemed by the Company’s management to be outside of core operations and vary in amount and frequency among periods, such as expenses related to acquisitions or other extraordinary transactions, non-cash expenses related to amortization or write-off of previously acquired tangible and intangible assets, certain severance expenses, performance-based stock compensation expenses, corporate transformation expenses, expenses resulting from non-ordinary course litigation or administrative proceedings and resulting settlements, governmental proceedings, and changes in governmental or industry regulations, as well as other items. Non-GAAP operating margin is calculated by dividing non-GAAP operating income by reported net sales. A reconciliation of non-GAAP financial measures used in this Proxy Statement to their most directly comparable GAAP financial measures is included under the heading “Non-GAAP Financial Measures” below. The Company selected this measure because it is a principal metric upon which our Foundations for Growth Program is based, and a key metric considered by the Compensation Committee in making its determinations regarding compensation of our PEO and Non-PEO NEOs.

Company Selected Measure Name	Non-GAAP Operating Margin
Named Executive Officers, Footnote
(1)	Fred P. Lampropoulos was the PEO for all four years in the table.
(3)

For 2023, Raul Parra, Neil W. Peterson, Brian G. Lloyd and Joseph C. Wright were the Non-PEO NEOs. For 2022, Raul Parra, Neil W. Peterson, Brian G. Lloyd, Joseph C. Wright and Ronald A. Frost were the Non-PEO NEOs. For 2021 and 2020, Raul Parra, Ronald A. Frost, Brian G. Lloyd and Joseph C. Wright were the Non-PEO NEOs.

Peer Group Issuers, Footnote
(4)

Peer Group Total Shareholder return is based on NASDAQ Stocks (SIC 3840-3849 US Companies Surgical, Medical, and Dental Instruments and Supplies) (the NASDAQ Peer Group). The NASDAQ Peer Group is the peer group used by the Company for the purposes of item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023. The companies included in the NASDAQ Peer Group are set forth on Appendix A attached hereto. The NASDAQ Peer Group was prepared by Zacks Investment Research, Inc. and is used with permission. All rights reserved. Copyright 1980-2023. Index Data: Copyright NASDAQ OMX, Inc.

PEO Total Compensation Amount	$ 10,052,664	$ 8,128,833	$ 7,537,100	$ 7,703,508
PEO Actually Paid Compensation Amount	$ 9,799,372	12,087,645	10,691,399	12,603,991
Adjustment To PEO Compensation, Footnote
(2)

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under the applicable SEC rules. The following table details these adjustments:

		Summary Compensation Table Total	Subtract Stock Awards	Add Year-End Equity Value	Change in Value of Prior Equity Awards	Add Change in Value of Vested Equity Awards	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions	Compensation Actually Paid
Year	Executives	($)	($)	($)	($)	($)	($)	($)
2023	PEO	10,052,664	(6,816,214)	7,053,611	(62,418)	(428,271)	—	9,799,372
	Non-PEO NEOs	2,740,977	(1,704,065)	1,763,413	9,312	(94,369)	—	2,715,268
2022	PEO	8,128,833	(5,330,097)	5,376,613	1,434,847	2,477,449	—	12,087,645
	Non-PEO NEOs	2,091,141	(980,076)	819,171	211,296	253,211	(385,519)	2,009,224
2021	PEO	7,537,100	(4,146,759)	5,567,123	756,685	977,250	—	10,691,399
	Non-PEO NEOs	1,678,125	(691,110)	927,825	170,049	181,385	—	2,266,274
2020	PEO	7,703,508	(4,976,970)	5,425,560	2,390,685	2,061,208	—	12,603,991
	Non-PEO NEOs	1,722,505	(893,427)	834,434	557,540	681,992	—	2,903,044

Non-PEO NEO Average Total Compensation Amount	$ 2,740,977	2,091,141	1,678,125	1,722,505
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,715,268	2,009,224	2,266,274	2,903,044
Adjustment to Non-PEO NEO Compensation Footnote
(2)

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under the applicable SEC rules. The following table details these adjustments:

		Summary Compensation Table Total	Subtract Stock Awards	Add Year-End Equity Value	Change in Value of Prior Equity Awards	Add Change in Value of Vested Equity Awards	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions	Compensation Actually Paid
Year	Executives	($)	($)	($)	($)	($)	($)	($)
2023	PEO	10,052,664	(6,816,214)	7,053,611	(62,418)	(428,271)	—	9,799,372
	Non-PEO NEOs	2,740,977	(1,704,065)	1,763,413	9,312	(94,369)	—	2,715,268
2022	PEO	8,128,833	(5,330,097)	5,376,613	1,434,847	2,477,449	—	12,087,645
	Non-PEO NEOs	2,091,141	(980,076)	819,171	211,296	253,211	(385,519)	2,009,224
2021	PEO	7,537,100	(4,146,759)	5,567,123	756,685	977,250	—	10,691,399
	Non-PEO NEOs	1,678,125	(691,110)	927,825	170,049	181,385	—	2,266,274
2020	PEO	7,703,508	(4,976,970)	5,425,560	2,390,685	2,061,208	—	12,603,991
	Non-PEO NEOs	1,722,505	(893,427)	834,434	557,540	681,992	—	2,903,044

Compensation Actually Paid vs. Total Shareholder Return

(1)	TSR represents the value of a $100 investment in common stock, assuming reinvestment of dividends, as measured at each fiscal year end.
(2)	Peer group used to determine total shareholder return values was NASDAQ Stocks (SIC 3840-3849 US Companies Surgical, Medical, and Dental Instruments and Supplies).

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

(1)	TSR represents the value of a $100 investment in common stock, assuming reinvestment of dividends, as measured at each fiscal year end.
(2)	Peer group used to determine total shareholder return values was NASDAQ Stocks (SIC 3840-3849 US Companies Surgical, Medical, and Dental Instruments and Supplies).

Tabular List, Table

The following table identifies the four most important financial and strategic measures used by our Compensation Committee to link the “compensation actually paid” (CAP) to our NEOs in 2023, as calculated in accordance with Item 402(v) of Regulation S-K, to company performance. For a discussion regarding the manner in which these financial performance measures are tied to the compensation of our NEO’s, refer to the section above entitled “Compensation Discussion and Analysis”.

Most Important Performance Measures
Net Sales
Total Shareholder Return and Peer Group Total Shareholder Return
Non-GAAP Operating margin
Non-GAAP Earnings per share
Adjusted Free Cash Flow (Non-GAAP)

Total Shareholder Return Amount	$ 243.19	226.12	199.50	177.78
Peer Group Total Shareholder Return Amount	126.53	121.20	169.94	148.06
Net Income (Loss)	$ 94,411,000,000	$ 74,516,000,000	$ 48,454,000,000	$ (9,843,000,000)
Company Selected Measure Amount	18.2	17.0	16.0	13.7
PEO Name	Fred P. Lampropoulos
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return and Peer Group Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating margin
Non-GAAP Measure Description
(5)

The Company Selected Measure is Non-GAAP Operating Margin. Non-GAAP operating income is calculated by adjusting GAAP operating income for certain items which are deemed by the Company’s management to be outside of core operations and vary in amount and frequency among periods, such as expenses related to acquisitions or other extraordinary transactions, non-cash expenses related to amortization or write-off of previously acquired tangible and intangible assets, certain severance expenses, performance-based stock compensation expenses, corporate transformation expenses, expenses resulting from non-ordinary course litigation or administrative proceedings and resulting settlements, governmental proceedings, and changes in governmental or industry regulations, as well as other items. Non-GAAP operating margin is calculated by dividing non-GAAP operating income by reported net sales. A reconciliation of non-GAAP financial measures used in this Proxy Statement to their most directly comparable GAAP financial measures is included under the heading “Non-GAAP Financial Measures” below. The Company selected this measure because it is a principal metric upon which our Foundations for Growth Program is based, and a key metric considered by the Compensation Committee in making its determinations regarding compensation of our PEO and Non-PEO NEOs.

Measure:: 4
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Name	Non-GAAP Earnings per share
Measure:: 5
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Name	Adjusted Free Cash Flow (Non-GAAP)
PEO | Subtract Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,816,214)	$ (5,330,097)	$ (4,146,759)	$ (4,976,970)
PEO | Add Year-End Equity Value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,053,611	5,376,613	5,567,123	5,425,560
PEO | Change in Value of Prior Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(62,418)	1,434,847	756,685	2,390,685
PEO | Add Change in Value of Vested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(428,271)	2,477,449	977,250	2,061,208
Non-PEO NEO | Subtract Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,704,065)	(980,076)	(691,110)	(893,427)
Non-PEO NEO | Add Year-End Equity Value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,763,413	819,171	927,825	834,434
Non-PEO NEO | Change in Value of Prior Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,312	211,296	170,049	557,540
Non-PEO NEO | Add Change in Value of Vested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (94,369)	253,211	$ 181,385	$ 681,992
Non-PEO NEO | Subtract Value of Equity Awards that Failed to Meet Vesting Conditions
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (385,519)